Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Total [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 1,906,706	$ 348,895
Due to related parties	281,844	8,260
Derivative liability	396,597
Lease liability	52,399
Total	2,637,546	357,155
Within 1 year [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	1,906,706	348,895
Due to related parties	281,844	8,260
Derivative liability	396,597
Lease liability	52,399
Total	2,637,546	357,155
Within 2-5 years [Member]
Financial Instruments and Risk Management (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Derivative liability
Lease liability
Total